REVENUE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,387		$ 1,387		$ 1,381
Revenues relating to contract liabilities outstanding	103	$ 107	377	$ 365
Transaction price allocated to remaining performance obligations	$ 2,800		$ 2,800		$ 2,200